INTERIM CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net loss	$ (54,833)	$ (46,709)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1,085	582
Amortization of operating lease right of use asset	1,798	1,278
Accretion income on short-term investments	(588)	(90)
Share-based compensation	8,870	14,809
Remeasurement of warrant liability	0	(17,747)
Decrease (increase) in accrued interest on short-term investments	333	(140)
Increase in other accounts receivable and prepaid expenses	(205)	(7,049)
Decrease in operating lease liability	(1,622)	(5,382)
Decrease in trade payables	(197)	(3,602)
Decrease in other accounts payable and accrued expenses	(256)	(4,696)
Decrease in deferred revenue	(943)	0
Other	103	11
Net cash used in operating activities	(46,455)	(68,735)
Cash flows from investing activities:
Purchase of property and equipment	(2,743)	(2,563)
Purchases of short-term investments	(66,864)	(109,572)
Proceeds from short-term investments	96,516	0
Net cash provided by (used in) investing activities	26,909	(112,135)
Cash flows from financing activities:
Proceeds from exercise of options and warrants	119	2,108
Net cash provided by financing activities	119	2,108
Decrease in cash, cash equivalents and restricted cash	(19,427)	(178,762)
Cash, cash equivalents and restricted cash at beginning of year	59,925	276,915
Cash, cash equivalents and restricted cash at end of period	40,498	98,153
Non-cash activity:
Purchase of property and equipment included in accounts payable or accrued	90	0
Right-of-use assets from operating leases liability	521	10,936
Supplemental cash flow:
Cash received from interest	1,558	598
Cash paid for income taxes	49	0
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	37,488	97,029
Restricted cash	11	136
Non-current restricted cash	2,999	988
Total cash, cash equivalents and restricted cash	$ 40,498	$ 98,153